Note 6 - Common Stock - Fair Value Measurement Inputs and Valuation Techniques for Warrants (Details)	Dec. 31, 2024	Dec. 31, 2023
Measurement Input, Risk Free Interest Rate [Member]
Risk-free interest rate	0.0421
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Risk-free interest rate		0.0415
Measurement Input, Expected Term [Member]
Risk-free interest rate	5.5	5.5
Measurement Input, Price Volatility [Member]
Risk-free interest rate	0.5799	0.5221
Measurement Input, Expected Dividend Rate [Member]
Risk-free interest rate